                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                          VAN KAMPEN ASIAN GROWTH FUND

                    SUPPLEMENT DATED AUGUST 23, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (2) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF DIRECTORS".

    (3) The name of the Fund is hereby changed to the Van Kampen Asian Equity Fund effective August 28, 2001.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   MSAG SPT 8/01
                                                                     452 552 652
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                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN EUROPEAN EQUITY FUND

                    SUPPLEMENT DATED AUGUST 23, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (2) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF DIRECTORS".

    (3) The name of the Fund is hereby changed to the Van Kampen European Value Equity Fund effective August 28, 2001.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    EEQ SPT 8/01
                                                                     472 572 672
                                                                        65106-01
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                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                         VAN KAMPEN GLOBAL EQUITY FUND

                    SUPPLEMENT DATED AUGUST 23, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (2) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF DIRECTORS".

    (3) The name of the Fund is hereby changed to the Van Kampen Global Value Equity Fund effective August 28, 2001.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   MSGL SPT 8/01
                                                                     465 565 665
                                                                        65135-01

                          VAN KAMPEN SERIES FUND, INC.
                            ON BEHALF OF ITS SERIES
                  VAN KAMPEN TAX MANAGED GLOBAL FRANCHISE FUND

                    SUPPLEMENT DATED AUGUST 23, 2001 TO THE
                       PROSPECTUS DATED OCTOBER 27, 2000
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

    The Prospectus is hereby supplemented as follows:

    (1) The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS -- BOARD OF DIRECTORS" is hereby amended by deleting Fernando Sisto, effective December 31, 2000.

    (2) Richard A. Ciccarone is no longer an officer of the Fund. The information on the inside back cover of the Prospectus under the heading "BOARD OF DIRECTORS AND OFFICERS" is hereby amended by deleting the OFFICERS section in its entirety and revising the heading to "BOARD OF DIRECTORS".

    (3) The name of the Fund is hereby changed to the Van Kampen Global Franchise Fund effective August 28, 2001.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    GLF SPT 8/01
                                                                     475 575 675
                                                                        65115-01